CONSOLIDATED STATEMENTS OF INCOME BY FUNCTION - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 14,265,056	$ 12,833,043	$ 11,640,541
Cost of sales	(10,104,884)	(9,565,899)	(8,816,590)
Gross margin	4,160,172	3,267,144	2,823,951
Other income	229,934	200,669	148,641
Distribution costs	(578,971)	(606,207)	(587,272)
Administrative expenses	(870,484)	(824,493)	(683,311)
Other expenses	(603,912)	(459,842)	(532,801)
Other gains/(losses)	(1,201)	(36,223)	(91,043)
Income from the operational activities	2,335,538	1,541,048	1,078,165
Financial income	146,275	142,411	125,356
Financial costs	(721,416)	(881,950)	(698,231)
Foreign exchange gains	(141,485)	172,917	85,891
Result of indexation units	(294)	19,508	5,311
Income before taxes	1,618,618	993,934	596,492
Income Tax expenses	(155,057)	(16,489)	(14,942)
NET INCOME FOR THE YEAR	1,463,561	977,445	581,550
Income attributable to owners of the parent company	1,459,984	976,972	581,831
Income (loss) attributable to non-controlling interest	$ 3,577	$ 473	$ (281)
EARNING PER SHARE
Basic earnings per share (in dollars per share)	$ 0.002477	$ 0.001616	$ 0.000963
Diluted earnings per share (in Dollars per share)	$ 0.002477	$ 0.001616	$ 0.000963